Property, Plant and Equipment (Market Risk) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discount Rate Increase 1%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	$ (262.2)	$ (439.7)
Discount Rate Increase 1% | Southeast Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(139.3)	(265.1)
Discount Rate Increase 1% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(55.5)	(113.2)
Discount Rate Increase 1% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(35.8)	(61.1)
Discount Rate Increase 1% | Southern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(31.6)	(0.3)
Discount Rate Decrease 1%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	290.0	484.1
Discount Rate Decrease 1% | Southeast Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	153.9	291.8
Discount Rate Decrease 1% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	61.3	124.7
Discount Rate Decrease 1% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	39.8	67.3
Discount Rate Decrease 1% | Southern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	35.0	0.3
Commodity Prices Increase 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	504.1	824.3
Commodity Prices Increase 5% | Southeast Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	255.8	489.8
Commodity Prices Increase 5% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	109.8	215.7
Commodity Prices Increase 5% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	77.7	118.2
Commodity Prices Increase 5% | Southern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	60.8	0.6
Commodity Prices Decrease 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(503.7)	(820.8)
Commodity Prices Decrease 5% | Southeast Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(251.4)	(486.7)
Commodity Prices Decrease 5% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(108.9)	(215.2)
Commodity Prices Decrease 5% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(79.4)	(118.3)
Commodity Prices Decrease 5% | Southern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	$ (64.0)	$ (0.6)